Concentrations (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Transportation Top Ten Customers
Customer revenue concentration	54.20%
Accounts receivable concentration	$ 3,565,000	$ 2,988,000
Transportation Top Customer
Customer revenue concentration	20.00%
Mining Top Customer
Customer revenue concentration	73.50%
Accounts receivable concentration	$ 163,000